Subsequent Events (Details) € / shares in Units, $ / shares in Units, € in Thousands				1 Months Ended		12 Months Ended
	Feb. 07, 2022 item tranche	Feb. 01, 2022 USD ($) EquityInstruments installment € / shares	Jan. 01, 2022 item	Jan. 31, 2022 EUR (€) € / shares shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 31, 2022 USD ($) $ / shares shares
Subsequent Event
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs								€ 22,000
Nominal amount								22,812	€ 24,098
Borrowings drawdowns								1,772	438	€ 721
Revenue								€ 189,923	€ 128,381	€ 48,780
RSUs | Former Chief Executive Officer
Subsequent Event
Number of Awards | item			62,284
Grant of RSUs | RSUs | Chief Executive Officer
Subsequent Event
Exercise price | € / shares		€ 0
Number of installments | installment		4
Grant of RSUs | RSUs | Subject to time-vesting and performance vesting | Chief Executive Officer
Subsequent Event
RSUs granted | EquityInstruments		174,394
Grant of RSUs | RSUs | Subject to time-vesting and performance vesting | Chief Executive Officer
Subsequent Event
RSUs granted | EquityInstruments		166,667
Grant of RSUs | Vesting in four tranches | RSUs | Management
Subsequent Event
Number of tranches | tranche	4
Major ordinary share transactions
Subsequent Event
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs				€ 15,000
Shares issued during period | shares				4,479,088	4,479,088
Share price | (per share)				€ 3.35							$ 3.73
Class of warrant or right, Number of securities called by warrants or rights | shares				1,343,727							1,343,727
Class of warrant or right, Exercise price of warrants or rights | $ / shares											$ 7.72
Value of other equity instruments granted under share based payment arrangement						€ 2,800	$ 3,200,000
Major ordinary share transactions | RSUs | Former Chief Executive Officer | Maximum
Subsequent Event
Number of Awards | $		62,284
Major ordinary share transactions | RSUs | Former Chief Financial Officer
Subsequent Event
Contractual life	6 months
Major ordinary share transactions | RSUs derecognized
Subsequent Event
Value of other equity instruments granted under share based payment arrangement						1,358
Major ordinary share transactions | RSUs recognized
Subsequent Event
Value of other equity instruments granted under share based payment arrangement						€ 201
Major ordinary share transactions | Vesting in four tranches | RSUs | Miguel Coego Rios [Member]
Subsequent Event
Number of Awards | item	30,995
Entering into debt financing agreement | Loan facility
Subsequent Event
Nominal amount				€ 40,200							$ 45,000,000.0
Borrowings, Revenue achievement threshold				44,700
Entering into debt financing agreement | Loan facility first tranche
Subsequent Event
Borrowings drawdowns				22,300	$ 25,000,000.0
Entering into debt financing agreement | Loan facility second tranche
Subsequent Event
Borrowings available, Subject to achievement of product revenue				17,900							$ 20,000,000.0
Borrowings, Revenue achievement threshold				€ 44,700	$ 50,000,000.0